Cover	12 Months Ended
Sep. 30, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Sep. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	FLJ Group Limited
Entity Central Index Key	0001769256
Entity File Number	001-39111
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Room 1610
Entity Address, Address Line Two	No. 917, East Longhua Road
Entity Address, Address Line Three	Huangpu District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200023
American depositary shares (one American depositary share representing six hundred thousand (600,000) Class A ordinary shares, par value US$0.0000001 per share)
Entity Listings [Line Items]
Title of 12(b) Security	American depositary shares (one American depositary share representing six hundred thousand (600,000) Class A ordinary shares
Trading Symbol	FLJ
Security Exchange Name	NASDAQ
Class A ordinary shares, par value US$0.0000001 per share
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0000001 per share
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	2,587,892,046,400
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	250,000,000,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Chengcai Qu, Chief Executive Officer
Contact Personnel Email Address	ccqu@qk365.com
Entity Address, Address Line One	Room 1610
Entity Address, Address Line Two	No. 917, East Longhua Road
Entity Address, Address Line Three	Huangpu District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200023
Entity Phone Fax Numbers [Line Items]
City Area Code	86-21-6422-8532
Local Phone Number	+86-21-6422-8532